SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Shareholders' Contribution and Segment Reporting (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2022 segment	Mar. 31, 2022 segment	Mar. 31, 2021 CNY (¥)
Shareholders' Contribution
Forgiveness of amounts due to related parties			¥ 446,092,527
Shareholders' contribution			¥ 1,589,236
Segment Reporting
Number of operating segment | segment	1	1